Compensation of Key Management Personnel of the Group - Summary of Compensation Paid or Payable to Key Management (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term benefits	£ 3,176,168	£ 2,756,979	£ 2,111,712
Post-employment benefits	59,522	87,269	106,500
IFRS 2 share-based payment charge	1,470,025	2,726,337	4,631,853
Total compensation paid to key management personnel	£ 4,705,715	£ 5,570,585	£ 6,850,065